Fair Value Measurements	6 Months Ended
Jun. 30, 2026
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 6:- FAIR VALUE MEASUREMENTS

The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis as of December 31, 2025 and June 30, 2026 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	December 31, 2025
	Level 1	Level 2	Level 3
Warrants Liability – Public Warrants	$4,626	$-	$-
Warrants Liability – Private Warrants	-	-	728

Total	$4,626	$-	$728

	June 30, 2026
	Level 1	Level 2	Level 3
	(Unaudited)
Warrants Liability – Public Warrants	$40,137	$-	$-
Warrants Liability – Private Warrants	-	-	7,400

Total	$40,137	$-	$7,400

The fair value of the Public Warrants is determined with reference to the prevailing market price for warrants that are trading on Nasdaq under the ticker DRTSW.

As of December 31, 2025, the Company applied the market approach to determine fair value, using quoted prices of the Public Warrants as of the balance sheet date. As of June 30, 2026, in light of the increase in the trading price of the Company’s ordinary shares in excess of the $11.50 strike price of the Public and Private Warrants, the Private Warrants were valued using a blend of the Public Warrant prevailing market price and a Black Scholes Option Pricing Model, which is considered to be a Level 3 fair value measurement. As part of the inputs used in the Black-Scholes model to determine the fair value of the Private Warrants, the expected volatility of the Ordinary Shares was estimated based on the historical volatility of the Company’s publicly traded Ordinary Shares.

The following table provides the inputs used for Level 3 fair value measurements:

June 30, 2026

Expected term (years)	0.68
Expected volatility	83.77%
Risk-free interest rate	3.97%
Expected dividend yield	0%
Fair value of Ordinary share	$12.58
Exercise price	$11.50

The following table presents the changes in the fair value of Level 3 Private Warrants liability:

	December 31, 2025	June 30, 2026 (unaudited)
Fair value at beginning of the period	$481	$728
Change in fair value	247	6,672

Fair value at end of the period	$728	$7,400

There were no transfers in or out of Level 3 from other levels in the fair value hierarchy.